SCHEDULE OF UNAUDITED PROFORMA BALANCE SHEET INFORMATION (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current Assets:
Cash		$ 5,811,798	$ 4,567,608	$ 6,256,236
Restricted cash		1,489,216
Short-term investments		17,850,648	7,234,607
Accounts receivable, net		21,826,297	30,742,914
Notes receivable		1,054,528	1,304,004
Advance to suppliers, net		5,896,595	5,637,829
Inventories		5,396,634	7,877,202
Prepaid expenses and other current assets, net		1,567,060	1,351,049
Total current assets		61,747,189	58,760,061
Non-current assets:
Long-term investments		1,758,515	1,670,461
Deferred offering costs		437,653	271,155
Property and equipment, net		4,111,919	3,838,135
Intangible assets		140,070	152,901
Operating lease right-of-use assets, net		668,259	712,065
Loans receivable, non-current		725,699
Other non-current assets		44,746	52,351
Total non-current assets		7,886,861	6,697,068
Total Assets		69,634,050	65,457,129
Current Liabilities:
Short-term loans		50,899	1,090,378
Accounts payable		10,731,238	11,758,870
Advance from customers		2,292,728	1,465,285
Taxes payable		3,418,725	2,755,661
Operating lease liabilities		68,291	62,057
Other payables and other current liabilities		1,339,969	1,303,371
Total current liabilities		27,140,909	31,823,168
Non-current Liabilities:
Long-term loans		1,127,380	49,676
Deferred tax liabilities, net		307,513	1,175,703
Operating lease liabilities, non-current		602,735	650,007
Total non-current liabilities		2,037,628	1,875,386
Total Liabilities		29,178,537	33,698,554
Equity:
Ordinary shares, par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 shares issued and outstanding	[1]	15,500	15,500
Subscription receivable		(15,500)	(15,500)
Additional paid-in capital		1,617,966	1,617,966
Statutory reserves		1,690,994	1,565,649
Retained earnings		37,339,006	29,368,480
Accumulated other comprehensive loss		(861,374)	(1,746,809)
Total equity attributable to Leishen Energy Holding Co., Ltd		39,786,592	30,805,286
Non-controlling interests		668,921	953,289
Total Equity		40,455,513	31,758,575	$ 29,643,706	$ 26,029,746
Total Liabilities and Equity		69,634,050	65,457,129
Related Party [Member]
Current Assets:
Due from related parties		31,535	44,848
Loan receivable - related party		822,878
Current Liabilities:
Due to related parties		9,239,059	$ 13,387,546
Pro Forma [Member]
Current Assets:
Cash		11,192,286
Restricted cash		1,489,216
Short-term investments		17,850,648
Accounts receivable, net		21,826,297
Notes receivable		1,054,528
Advance to suppliers, net		5,896,595
Inventories		5,396,634
Prepaid expenses and other current assets, net		1,567,060
Total current assets		67,127,677
Non-current assets:
Long-term investments		1,758,515
Deferred offering costs
Property and equipment, net		4,111,919
Intangible assets		140,070
Operating lease right-of-use assets, net		668,259
Loans receivable, non-current		725,699
Other non-current assets		44,746
Total non-current assets		7,449,208
Total Assets		74,576,885
Current Liabilities:
Short-term loans		50,899
Accounts payable		10,731,238
Advance from customers		2,292,728
Taxes payable		3,418,725
Operating lease liabilities		68,291
Other payables and other current liabilities		1,339,969
Total current liabilities		27,140,909
Non-current Liabilities:
Long-term loans		1,127,380
Deferred tax liabilities, net		307,513
Operating lease liabilities, non-current		602,735
Total non-current liabilities		2,037,628
Total Liabilities		29,178,537
Equity:
Ordinary shares, par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 shares issued and outstanding	[2]	17,025
Subscription receivable
Additional paid-in capital		6,543,776
Statutory reserves		1,690,994
Retained earnings		37,339,006
Accumulated other comprehensive loss		(861,374)
Total equity attributable to Leishen Energy Holding Co., Ltd		44,729,427
Non-controlling interests		668,921
Total Equity		45,398,348
Total Liabilities and Equity		74,576,885
Pro Forma [Member] | Related Party [Member]
Current Assets:
Due from related parties		31,535
Loan receivable - related party		822,878
Current Liabilities:
Due to related parties		9,239,059
Previously Reported [Member] | Pro Forma [Member]
Current Assets:
Cash		5,811,798
Restricted cash		1,489,216
Short-term investments		17,850,648
Accounts receivable, net		21,826,297
Notes receivable		1,054,528
Advance to suppliers, net		5,896,595
Inventories		5,396,634
Prepaid expenses and other current assets, net		1,567,060
Total current assets		61,747,189
Non-current assets:
Long-term investments		1,758,515
Deferred offering costs		437,653
Property and equipment, net		4,111,919
Intangible assets		140,070
Operating lease right-of-use assets, net		668,259
Loans receivable, non-current		725,699
Other non-current assets		44,746
Total non-current assets		7,886,861
Total Assets		69,634,050
Current Liabilities:
Short-term loans		50,899
Accounts payable		10,731,238
Advance from customers		2,292,728
Taxes payable		3,418,725
Operating lease liabilities		68,291
Other payables and other current liabilities		1,339,969
Total current liabilities		27,140,909
Non-current Liabilities:
Long-term loans		1,127,380
Deferred tax liabilities, net		307,513
Operating lease liabilities, non-current		602,735
Total non-current liabilities		2,037,628
Total Liabilities		29,178,537
Equity:
Ordinary shares, par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 shares issued and outstanding	[2]	15,500
Subscription receivable		(15,500)
Additional paid-in capital		1,617,966
Statutory reserves		1,690,994
Retained earnings		37,339,006
Accumulated other comprehensive loss		(861,374)
Total equity attributable to Leishen Energy Holding Co., Ltd		39,786,592
Non-controlling interests		668,921
Total Equity		40,455,513
Total Liabilities and Equity		69,634,050
Previously Reported [Member] | Pro Forma [Member] | Related Party [Member]
Current Assets:
Due from related parties		31,535
Loan receivable - related party		822,878
Current Liabilities:
Due to related parties		9,239,059
Revision of Prior Period, Adjustment [Member] | Pro Forma [Member]
Current Assets:
Cash		5,380,488
Restricted cash
Short-term investments
Accounts receivable, net
Notes receivable
Advance to suppliers, net
Inventories
Prepaid expenses and other current assets, net
Total current assets		5,380,488
Non-current assets:
Long-term investments
Deferred offering costs		(437,653)
Property and equipment, net
Intangible assets
Operating lease right-of-use assets, net
Loans receivable, non-current
Other non-current assets
Total non-current assets		(437,653)
Total Assets		4,942,835
Current Liabilities:
Short-term loans
Accounts payable
Advance from customers
Taxes payable
Operating lease liabilities
Other payables and other current liabilities
Total current liabilities
Non-current Liabilities:
Long-term loans
Deferred tax liabilities, net
Operating lease liabilities, non-current
Total non-current liabilities
Total Liabilities
Equity:
Ordinary shares, par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 shares issued and outstanding	[2]	1,525
Subscription receivable		15,500
Additional paid-in capital		4,925,810
Statutory reserves
Retained earnings
Accumulated other comprehensive loss
Total equity attributable to Leishen Energy Holding Co., Ltd		4,942,835
Non-controlling interests
Total Equity		4,942,835
Total Liabilities and Equity		4,942,835
Revision of Prior Period, Adjustment [Member] | Pro Forma [Member] | Related Party [Member]
Current Assets:
Due from related parties
Loan receivable - related party
Current Liabilities:
Due to related parties

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.
[2]	On December 20, 2024, the Company consummated its initial public offering of 1,375,000 ordinary shares, par value $0.001 per share. On January 8, 2025, the Company issued and sold 150,000 additional Ordinary Shares at a price of $4.00 per share.